Income taxes - Deferred tax asset and liability (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	$ (4,906)	$ 20,895
Recognized in profit and loss	(21,310)	(25,801)
Ending Balance	(26,216)	(4,906)
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(28,491)	(26,389)
Recognized in profit and loss	(117,662)	(2,102)
Ending Balance	(146,153)	(28,491)
Losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit and loss	74,760
Ending Balance	74,760
Financing fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit and loss	(51,784)
Ending Balance	(51,784)
Research and development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	23,585	47,284
Recognized in profit and loss	73,376	(23,699)
Ending Balance	$ 96,961	$ 23,585